Share Based Compensation - Schedule of Movements in the number of RSUs and Awarded Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	0	50,725,492	59,463,350
Granted	0	2,479,451	20,502,878
Vested	0	(8,312,976)	(23,885,214)
Forfeited	0	(1,225,042)	(5,355,522)
Transferred to 2024 Share Incentive Plan	0	(43,666,925)	0
Number of options outstanding ending balance	0	0	50,725,492
Expected to vest as at December 31	0	0	45,097,852
2024 Share Incentive Plan | Restricted share units [member]
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	38,249,608	0
Granted	11,834,582	10,389,949
Vested	(15,164,488)	(14,163,058)
Forfeited	(2,370,976)	(1,644,208)
Transferred from 2017 Restricted Share Scheme	0	43,666,925
Number of options outstanding ending balance	32,548,726	38,249,608	0
Expected to vest as at December 31	28,962,286	34,023,770